Business Combinations and Dispositions (Activities in 2012-Share Transfer of Eyedentity) (Narrative) (Details)	12 Months Ended				0 Months Ended				0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 Non-controlling interests [Member] CNY	Dec. 31, 2013 Non-controlling interests [Member] CNY	Dec. 31, 2012 Non-controlling interests [Member] CNY	Oct. 10, 2012 Eyedentity [Member] CNY	Oct. 10, 2012 Actoz [Member] CNY installment	Oct. 10, 2012 Actoz [Member] USD ($)	Oct. 10, 2012 Actoz [Member] KRW	Oct. 10, 2012 Actoz [Member] Non-controlling interests [Member] CNY
Business Acquisition [Line Items]
Ownership percentage					100.00%		51.00%	51.00%
Number of common shares disposed					532,066
Percentage of common shares disposed					20.50%
Cash consideration for disposed equity interest						643,700,000	$ 106,600,000	113,500,000,000
Number of payment installments						2
Initial payment						339,900,000	53,900,000	60,000,000,000
Capital gains tax and securities transaction tax						73,700,000	11,700,000	13,000,000,000
Second installment payment						303,800,000	48,200,000	53,600,000,000
Interest rate for second installment payment per annum							3.70%	3.70%
Gain or loss recognized due to share transfer						0
Percentage of net assets de-recognized					20.50%
De-recognition assets					111,300,000
Contribution to Games International					532,400,000
Non-controlling interest of Actoz							49.00%	49.00%
Contribution by noncontrolling shareholders and tax expenses charged to equity related to transfer of a portion of subsidiary Eyedentity's equity from Shanda Games International to Actoz	37,336,000	0	0	260,077,000		260,000,000
Transaction-related capital gains tax, attributable to controlling interest						36,400,000
Transaction-related capital gains tax, attributable to non-controlling interest									37,300,000